Loans Receivable, Net (Impaired Financing Receivables) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 0	$ 0
Impaired financing receivable, recorded investment	5,566,000	2,322,000
Impaired financing receivable, unpaid principal balance	6,998,000
Impaired financing receivable, interest income, accrual method	0	22,000
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	0	0
Impaired financing receivable, recorded investment	1,089,000	1,128,000
Impaired financing receivable, unpaid principal balance	1,626,000	1,647,000
Impaired financing receivable, average recorded investment	1,133,000	1,179,000
Impaired financing receivable, interest income, accrual method	0	4,000
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	0	0
Impaired financing receivable, recorded investment	0	0
Impaired financing receivable, unpaid principal balance	0	0
Impaired financing receivable, average recorded investment	0	0
Impaired financing receivable, interest income, accrual method	0	0
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	0	0
Impaired financing receivable, recorded investment	31,000	31,000
Impaired financing receivable, unpaid principal balance	926,000	926,000
Impaired financing receivable, average recorded investment	31,000	46,000
Impaired financing receivable, interest income, accrual method	0	16,000
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	0	0
Impaired financing receivable, recorded investment	4,282,000	1,047,000
Impaired financing receivable, unpaid principal balance	4,282,000	1,047,000
Impaired financing receivable, average recorded investment	4,382,000	1,078,000
Impaired financing receivable, interest income, accrual method	0	0
Home Equity Line of Credit
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	0	0
Impaired financing receivable, recorded investment	49,000	97,000
Impaired financing receivable, unpaid principal balance	49,000	97,000
Impaired financing receivable, average recorded investment	52,000	101,000
Impaired financing receivable, interest income, accrual method	0	0
Construction Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	0	0
Impaired financing receivable, recorded investment	115,000	19,000
Impaired financing receivable, unpaid principal balance	115,000	19,000
Impaired financing receivable, average recorded investment	117,000	22,000
Impaired financing receivable, interest income, accrual method	$ 0	$ 2,000